UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-09589

                         Scudder RREEF Securities Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)



                                One South Street
                               Baltimore, MD 21202
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder RREEF Real Estate Securities Fund


1 |

                                                                                     Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 96.8%
----------------------------------------------------------------------------------------------------------

Apartments 17.1%
Amli Residential Properties Trust (REIT)                                         148,900       4,775,223
Apartment Investment & Management Co. "A" (REIT)                               1,035,700      40,164,446
Archstone-Smith Trust (REIT)                                                   1,576,020      62,835,917
Avalonbay Communities, Inc. (REIT)                                               802,577      68,780,849
Camden Property Trust (REIT)                                                     337,000      18,787,750
Equity Residential (REIT)                                                      1,800,029      68,131,098
Essex Property Trust, Inc. (REIT)                                                161,500      14,535,000
                                                                                           -------------
                                                                                             278,010,283

Diversified 3.6%
Capital Automotive (REIT)                                                        161,300       6,243,923
Digital Realty Trust, Inc. (REIT)                                                266,600       4,798,800
Duke Realty Corp. (REIT)                                                         694,800      23,539,824
Equity Lifestyle Properties, Inc. (REIT)                                         253,943      11,427,435
Lexington Corporate Properties Trust (REIT)                                      513,200      12,085,860
                                                                                           -------------
                                                                                              58,095,842

Health Care 5.4%
LTC Properties, Inc. (REIT)                                                      335,300       7,108,360
National Health Investors, Inc. (REIT)                                           238,106       6,574,107
Nationwide Health Properties, Inc. (REIT)                                        410,795       9,571,523
Senior Housing Properties Trust (REIT)                                         1,280,700      24,333,300
Ventas, Inc. (REIT)                                                            1,277,600      41,138,720
                                                                                           -------------
                                                                                              88,726,010

Hotels 11.2%
Hilton Hotels Corp.                                                            1,665,100      37,165,032
Host Marriott Corp. (REIT)                                                     1,179,900      19,940,310
Innkeepers USA Trust (REIT)                                                      814,700      12,587,115
La Quinta Corp.*                                                               3,475,600      30,202,964
LaSalle Hotel Properties (REIT)                                                  366,200      12,615,590
Starwood Hotels & Resorts Worldwide, Inc.                                      1,216,313      69,536,614
                                                                                           -------------
                                                                                             182,047,625

Industrial 5.6%
First Potomac Realty Trust (REIT)                                                108,100       2,778,170
Liberty Property Trust (REIT)                                                    638,800      27,174,552
ProLogis (REIT)                                                                1,401,600      62,104,896
                                                                                           -------------
                                                                                              92,057,618

Manufactured Homes 0.2%
American Land Lease, Inc. (REIT)                                                 145,600       3,458,000

Media 0.9%
Entertainment Properties Trust (REIT)                                            319,100      14,241,433

Office 19.7%
Arden Realty Group, Inc. (REIT)                                                  753,200      31,009,244
BioMed Realty Trust, Inc. (REIT)                                                 476,100      11,807,280
Boston Properties, Inc. (REIT)                                                   995,000      70,545,500
Brandywine Realty Trust (REIT)                                                   604,300      18,787,687
CarrAmerica Realty Corp. (REIT)                                                  501,000      18,010,950
Corporate Office Properties Trust (REIT)                                         313,900      10,970,805
Equity Office Properties Trust (REIT)                                          2,071,300      67,752,223
Highwoods Properties, Inc. (REIT)                                                637,700      18,818,527
Mack-Cali Realty Corp. (REIT)                                                    751,586      33,776,275
Maguire Properties, Inc. (REIT)                                                  163,900       4,925,195
Prentiss Properties Trust (REIT)                                                 269,200      10,929,520
Trizec Properties, Inc. (REIT)                                                 1,051,700      24,252,202
                                                                                           -------------
                                                                                             321,585,408

Regional Malls 16.4%
General Growth Properties, Inc. (REIT)                                         1,525,900      68,558,687
Pennsylvania Real Estate Investment Trust (REIT)                                 275,100      11,603,718
Simon Property Group, Inc. (REIT)                                              1,737,417     128,777,348
Taubman Centers, Inc. (REIT)                                                     574,300      18,205,310
The Macerich Co. (REIT)                                                           86,800       5,636,792
The Mills Corp. (REIT)                                                           632,700      34,849,116
                                                                                           -------------
                                                                                             267,630,971

Shopping Centers 12.7%
Developers Diversified Realty Corp. (REIT)                                            24           1,121
Equity One, Inc. (REIT)                                                          164,400       3,822,300
Federal Realty Investment Trust (REIT)                                           493,400      30,062,862
Inland Real Estate Corp. (REIT)                                                1,181,500      18,502,290
New Plan Excel Realty Trust (REIT)                                             1,068,400      24,519,780
Pan Pacific Retail Properties, Inc. (REIT)                                       484,257      31,912,536
Regency Centers Corp. (REIT)                                                     359,286      20,640,981
Vornado Realty Trust (REIT)                                                      902,382      78,164,329
                                                                                           -------------
                                                                                             207,626,199

Storage 4.0%
FrontLine Capital Group*                                                          12,400               0
Public Storage, Inc. (REIT)                                                      809,700      54,249,900
Sovran Self Storage, Inc. (REIT)                                                 225,300      11,028,434
                                                                                           -------------
                                                                                              65,278,334
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,266,056,879)                                                 1,578,757,723

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 2.1%
----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                                  33,562,635      33,562,635
  (Cost $33,562,635)

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 1,299,619,514)                                   98.9   1,612,320,358
Other Assets and Liabilities, Net                                                    1.1      17,950,452
----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0   1,630,270,810

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder RREEF Real Estate Securities Fund, a
                                    series of Scudder RREEF Securities Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder RREEF Real Estate Securities Fund, a
                                    series of Scudder RREEF Securities Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005